Parent Company Only Financial Information - Condensed Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash	$ 12,490	$ 13,220		$ 5,316
Other assets	739	1,573		361
Total assets	523,067	507,265		229,820
Liabilities
Other liabilities	3,693	7,833		4,270
Stockholders' Equity
Stockholders' equity	71,936	71,394	$ 61,430	61,626	$ 26,552
Total liabilities and stockholders' equity	$ 523,067	507,265		229,820
Parent Company [Member]
Assets
Cash		11,671		17,035
Investment in subsidiary		56,193		41,317
Other assets		3,604		3,307
Total assets		71,468		61,659
Liabilities
Other liabilities		74		33
Stockholders' Equity
Stockholders' equity		71,394		61,626
Total liabilities and stockholders' equity		$ 71,468		$ 61,659